Schedule of provision income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income tax expense	$ 224	$ 1,741	$ 131	$ 312
HONG KONG
Income tax expense	88	686		274
Other Countries [Member]
Income tax expense	$ 136	$ 1,055	$ 131	$ 38